Other Current Assets - Schedule of Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Other Current Assets [Abstract]
Prepaid operating costs	[1]	¥ 20,937
Prepaid miscellaneous daily expenses		1,364		430
Excess input value-added tax (“VAT”) credits	[2]	4,816
Total		¥ 27,117	$ 3,996	¥ 430

[1]	Amount primarily represents the prepaid external computing or server costs arising from Times Good’s operation.
[2]	Amount represents VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets.